Document and Entity Information	12 Months Ended
Aug. 16, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Apr. 30, 2013
Registrant Name	JPMorgan Trust I
Central Index Key	0001217286
Amendment Flag	false
Document Creation Date	Sep. 06, 2013
Document Effective Date	Sep. 06, 2013
Prospectus Date	Aug. 16, 2013